STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Effective with the DWDP Merger, on August 31, 2017, DowDuPont assumed all TDCC and EIDP equity incentive compensation awards outstanding immediately prior to the DWDP Merger. The TDCC and EIDP stock-based compensation plans were assumed by DowDuPont and remained in place with the ability to grant and issue DowDuPont common stock until the DWDP Distributions.

Immediately following the Corteva Distribution, DuPont adopted the DuPont Omnibus Incentive Plan ("DuPont OIP") which provides for equity-based and cash incentive awards to certain employees, directors, independent contractors and consultants. Upon adoption of the DuPont OIP, the TDCC and EIDP plans were rolled into the DuPont OIP as separate subplans and no longer granted new awards. All previously granted equity awards under these subplans have the same terms and conditions that were applicable to the awards under the TDCC and EIDP plans immediately prior to the DWDP Distributions. Due to reaching the plan term of the DuPont OIP, no further awards will be granted from the plan. Awards that are outstanding under the DuPont OIP remain outstanding in accordance with their terms.

During the second quarter of 2020, the stockholders of DuPont approved the DuPont 2020 Equity and Incentive Plan (the "2020 EIP"), which allows the Company to grant options, share appreciation rights, restricted shares, restricted stock units ("RSUs"), share bonuses, other share-based awards, cash awards, each as defined in the 2020 EIP, or any combination of the foregoing. Under the EIP, a maximum of 15 million shares of common stock are available for award as of December 31, 2024. The approval of the 2020 Plan had no effect on the Company’s ability to make future grants under the DuPont OIP in accordance with its terms, and awards that are outstanding under the DuPont OIP remain outstanding in accordance with their terms.
A description of the Company's stock-based compensation is discussed below followed by a description of TDCC and EIDP stock-based compensation.

Accounting for Stock-Based Compensation
The Company grants stock-based compensation awards that vest over a specified period or upon employees meeting certain performance and/or retirement eligibility criteria. The fair value of equity instruments issued to employees is measured on the grant date. The fair value of liability instruments issued to employees is measured at the end of each quarter. The fair value of equity and liability instruments is expensed over the vesting period or, in the case of retirement, from the grant date to the date on which retirement eligibility provisions have been met and additional service is no longer required. The Company estimates expected forfeitures.

DuPont recognized share-based compensation expense in continuing operations of $77 million, $74 million, and $75 million during the years ended December 31, 2024, 2023 and 2022, respectively. The income tax benefits related to stock-based compensation arrangements were $16 million for the years ended December 31, 2024, 2023 and 2022,.

Total unrecognized pretax compensation cost in continuing operations related to nonvested stock option awards of $0.2 million at December 31, 2024, is expected to be recognized over a weighted-average period of 0.1 years. Total unrecognized pretax compensation cost in continuing operations related to RSUs and performance based stock units ("PSUs") of $77 million at December 31, 2024, is expected to be recognized over a weighted average period of 1.8 years. The total fair value of RSUs and PSUs vested in the year ended December 31, 2024 was $78 million. The weighted average grant-date fair value of RSUs and PSUs granted during 2024 was $70.70.

At the time of the M&M Divestiture, outstanding, unvested share-based compensation awards granted in 2022 and held by Employees transferred to Celanese were terminated and reissued as equity awards under the Celanese stock plan. Pre-2022 awards held by M&M Employees were settled by DuPont based on vesting conditions noted in respective grant agreements.

DuPont 2020 Equity Incentive Plan
EIP Stock Options
The exercise price of shares subject to option is equal to the market price of the Company's stock on the date of grant. Stock option awards expire 10 years after the grant date. The plan allows retirement-eligible employees of the Company to retain any granted awards upon retirement provided the employee has rendered at least 12 months of service following the grant date.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock option awards and the assumptions set forth in the table below. The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

EIP Weighted-Average Assumptions [1]	2022
Dividend yield	1.8%
Expected volatility	26.4%
Risk-free interest rate	1.9%
Expected life of stock options granted during period (years)	6.0
1. No stock options were granted by the Company out of the EIP plan in 2024 or 2023.

The Company determines the dividend yield by dividing the annualized dividend on DuPont's common stock by the option exercise price. A historical daily measurement of volatility is determined based on the expected life of the option granted. The risk-free interest rate is determined by reference to the yield on an outstanding U.S. Treasury note with a term equal to the expected life of the option granted. Expected life is determined by reference to DuPont's historical experience, adjusted for expected exercise patterns of in-the-money options.
The following table summarizes stock option activity for 2024 under the EIP:

EIP Stock Options	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2024	627	$74.48
Granted [1]	—	$—
Exercised	(106)	$73.91
Forfeited/Expired	(12)	$74.40
Outstanding at December 31, 2024	509	$74.61	6.58	$837
Exercisable at December 31, 2024	375	$74.45	6.41	$674
1. No awards were granted by the Company out of the EIP plan in 2024 and 2023.

Additional Information about EIP Stock Options [1]
In millions, except per share amounts	2024	2023	2022
Weighted-average fair value per share of options granted [1]	$—	$—	$17.41
Total compensation expense for stock options plans [2]	$12	$10	$8
Related tax benefit [2]	$2	$2	$2
1. No stock options were granted by the Company out of the EIP plan in 2024 and 2023.
2. These amounts represent life to date.

The aggregate intrinsic values in the table above represent the total pretax intrinsic value (the difference between the closing stock price on the last trading day of 2024 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options at year end.

EIP Restricted Stock Units and Performance Based Stock Units
The Company grants RSUs to certain employees that generally vest over a three-year period and, upon vesting, convert one-for-one to DuPont common stock. For grants issued prior to 2024, retirement eligible employee retains any granted awards upon retirement provided the employee has rendered at least 12 months of service following the grant date. For grants issued in 2024, a retirement eligible employee retains a prorated portion of any granted awards upon retirement provided the employee has rendered at least 12 months of service following the grant date. The fair value of all stock-settled RSUs is based upon the market price of the underlying common stock as of the grant date.

The Company grants PSUs to senior leadership under the DuPont EIP. Vesting for PSUs granted is based upon achieving certain return on invested capital ("ROIC") targets and certain adjusted corporate net income annual growth targets, weighted evenly between the metrics and modified by a relative total shareholder return ("TSR") percentile ranking goal as compared to the S&P 500. The actual award, delivered as DuPont common stock, can range from zero percent to 200 percent of the original grant. The weighted-average grant-date fair value of the PSUs, subject to the TSR metric, is based upon the market price of the underlying common stock as of the grant date and estimated using a Monte Carlo simulation.

Nonvested awards of RSUs and PSUs are shown below:

EIP RSUs and PSUs	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Nonvested at January 1, 2024	1,991	$69.85
Granted	1,212	$70.70
Vested	(880)	$72.86
Forfeited	(119)	$69.88
Nonvested at December 31, 2024	2,204	$69.11

DuPont Omnibus Incentive Plan
The DuPont OIP has two subplans that have the same terms and conditions of the TDCC and EIDP plans immediately prior to the DWDP Distributions. Awards previously granted under those plans that were nonvested will now vest in each subplan. No awards were granted by the Company out of the OIP plan in 2024, 2023 or 2022. All new awards will be granted by the EIP.
OIP Stock Options
The exercise price of shares subject to option is equal to the market price of the Company's stock on the date of grant. Stock option awards expire 10 years after the grant date. The plan allows retirement-eligible employees of the Company to retain any granted awards upon retirement provided the employee has rendered at least six months of service following the grant date.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock option awards. No awards were granted by the Company out of the OIP plan in 2024, 2023 and 2022.

The Company determines the dividend yield by dividing the annualized dividend on DuPont's common stock by the option exercise price. A historical daily measurement of volatility (using DowDuPont stock information after the DWDP Merger date and a weighted average of TDCC and EIDP prior to DWDP Merger date) is determined based on the expected life of the option granted. The risk-free interest rate is determined by reference to the yield on an outstanding U.S. Treasury note with a term equal to the expected life of the option granted. Expected life is determined by reference to DuPont's historical experience, adjusted for expected exercise patterns of in-the-money options.

The following table summarizes stock option activity for 2024 under the OIP:

OIP Stock Options	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2024	1,637	$62.58
Granted	—	$—
Exercised	(217)	$62.55
Forfeited/Expired	(30)	$64.16
Outstanding at December 31, 2024	1,390	$62.55	5.12	$19,041
Exercisable at December 31, 2024	1,390	$62.55	5.12	$19,041

Additional Information about OIP Stock Options [1]
In millions, except per share amounts	2024	2023	2022
Total compensation expense for stock options plans [2]	$27	$26	$25
Related tax benefit [2]	$6	$6	$5
1. No awards were granted by the Company out of the OIP plan in 2024, 2023 or 2022.
2.These amounts represent life to date.

The aggregate intrinsic values in the table above represent the total pretax intrinsic value (the difference between the closing stock price on the last trading day of 2024 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options at year end.

OIP Restricted Stock Units and Performance Based Stock Units
The Company grants RSUs to certain employees that serially vested over a three-year period and, upon vesting, convert one-for-one to DuPont common stock. A retirement eligible employee retains any granted awards upon retirement provided the employee has rendered at least six months of service following the grant date. The fair value of all stock-settled RSUs is based upon the market price of the underlying common stock as of the grant date.

The Company grants PSUs to senior leadership under a subplan of the DuPont OIP. Vesting for PSUs granted is based upon achieving certain return on invested capital ("ROIC") targets and certain adjusted corporate net income annual growth targets, weighted evenly between the metrics and modified by a relative total shareholder return ("TSR") percentile ranking goal as compared to the S&P 500. The actual award, delivered as DuPont common stock, can range from zero percent to 200 percent of the original grant. The weighted-average grant-date fair value of the PSUs, subject to the TSR metric, is based upon the market price of the underlying common stock as of the grant date and estimated using a Monte Carlo simulation.
Nonvested awards of RSUs and PSUs are shown below.

OIP RSUs and PSUs	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Nonvested at January 1, 2024	163	$68.01
Granted	—	$—
Vested	(109)	$71.93
Forfeited	(3)	$71.42
Nonvested at December 31, 2024	51	$59.40

TDCC Stock Incentive Plan
In connection with the DWDP Merger, on August 31, 2017 all outstanding TDCC stock options under the TDCC 2012 Stock Incentive Plan (the "2012 Plan") were converted into stock options with respect to DowDuPont Common Stock.

TDCC Stock Options
TDCC granted stock options to certain employees, subject to certain annual and individual limits, with terms of the grants fixed at the grant date. The exercise price of each stock option equals the market price of TDCC’s stock on the grant date. Options vest from one year to three years, and had a maximum term of 10 years. To measure the fair value of the awards on the date of grant, TDCC used the Black-Scholes option pricing model. No awards were granted by the Company out of the TDCC plan during 2024, 2023 and 2022.

EIDP Equity Incentive Plan
EIDP Stock Options
The exercise price of shares subject to option is equal to the market price of EIDP's stock on the date of grant. All options vest serially over a three-year period. Stock option awards expire ten years after the grant date. The plan allowed retirement-eligible employees of EIDP to retain any granted awards upon retirement provided the employee has rendered at least six months of service following the grant date. There were no options granted out of the EIDP EIP in 2024, 2023 and 2022.

EIDP determined the dividend yield by dividing the annualized dividend on DowDuPont's Common Stock by the option exercise price. A historical daily measurement of volatility (using DowDuPont stock information after the DWDP Merger date and a weighted average of TDCC and EIDP prior to DWDP Merger date) is determined based on the expected life of the option granted. The risk-free interest rate is determined by reference to the yield on an outstanding U.S. Treasury note with a term equal to the expected life of the option granted. Expected life is determined by reference to EIDP's historical experience, adjusted for expected exercise patterns of in-the-money options.

The following table summarizes stock option activity for 2024:

EIDP Stock Options	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2024	2,228	$73.49
Exercised	(205)	$70.48
Forfeited/Expired	(21)	$76.58
Outstanding at December 31, 2024	2,002	$73.77	2.7	$8,804
Exercisable at December 31, 2024	1,997	$73.78	2.7	$8,760

EIDP Restricted Stock Units
EIDP issued RSUs that serially vested over a three-year period. A retirement eligible employee retains any granted awards upon retirement provided the employee has rendered at least six months of service following the grant date. Additional RSUs were also granted periodically to key senior management employees. These RSUs generally vested over periods ranging from three years to five years. The fair value of all stock-settled RSUs is based upon the market price of the underlying common stock as of the grant date. The awards have the same terms and conditions as were applicable to such equity awards immediately prior to the DWDP Merger closing date. As of December 31, 2024, there are no material nonvested awards of RSUs and no RSUs granted out of the EIDP EIP in 2024, 2023 and 2022.